Lease (Details) - USD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2025	Apr. 30, 2025	Aug. 31, 2024	Jun. 30, 2024
Lease [Line Items]
Reduction of operating lease expense (in Dollars)	$ 8,112
Office [Member]
Lease [Line Items]
Lease term		3 years			3 years
Lease renew term				3 years
Two Stores [Member]
Lease [Line Items]
Lease term		2 years			1 year
Lease renew term			2 years